CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 30, 2012	Jan. 01, 2012	Jan. 02, 2011
Net (loss) income	$ (28,476)	$ (125,433)	$ 7,798
Change in net actuarial losses	(2,179)	(18,181)	(2,899)
Actuarial loss reclassification, net of $1,636 and $193 deferred income tax expense in 2011 and 2010	0	2,485	294
Change in net prior service credit	0	3,059	1,486
Prior service credit reclassification, net of $10,998 and $1,590 deferred income tax benefit for 2011 and 2010	0	(16,697)	(2,415)
Cumulative translation adjustment	138	(204)	(28)
COMPREHENSIVE (LOSS) INCOME	$ (30,517)	$ (154,971)	$ 4,236